Taxation - Others (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Statutory tax rate (as a percentage)	25.00%	25.00%	25.00%
Valuation allowance	¥ 6,756,000	¥ 4,429,000	¥ 6,662,000	¥ 6,785,000
Operating loss carryforwards	107,200,000	63,800,000
Valuation allowance for net operating loss carryforwards	41,900,000	22,700,000
Net operating loss carryforwards	21,919,000	13,649,000
Net operating loss carryforwards, expires in 2022	7,200,000
Net operating loss carryforwards, expires in 2023	6,100,000
Net operating loss carryforwards, expires in 2024	8,700,000
Net operating loss carryforwards, expires in 2025	32,700,000
Net operating loss carryforwards, expires in 2026	52,400,000
VIEs
Income Taxes [Line Items]
Net operating loss carryforwards	65,300,000	41,100,000
Provision for credit losses
Income Taxes [Line Items]
Valuation allowance	¥ 0	¥ 0	¥ 0